Employee Cost (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Employee Cost

	2021	2020	2019

	(EUR’000)
Employee costs
Wages and salaries	104,583	77,374	49,142
Share-based payment	66,830	53,170	37,486
Pensions (defined contribution plans)	2,416	943	648
Social security costs	4,571	5,358	3,613

Total employee costs	178,400	136,845	90,889

Included in the profit or loss	—	—	—
Cost of sales	1,380	—	—
Research and development costs	106,558	92,468	61,890
Selling, general and administrative expenses	70,462	44,377	28,999

Total employee costs	178,400	136,845	90,889

Average number of employees	573	410	274

Key management personnel of entity or parent [member]
Statement [LineItems]
Summary of Employee Cost
Compensation to Key Management Personnel included within total employee costs is summarized below:

	Board of Directors (1)			Executive Board (2)			Non-executive Senior Management
	2021	2020	2019	2021	2020	2019	2021	2020	2019

	(EUR ‘000)
Compensation
Wages and salaries	296	250	265	2,699	2,372	1,815	5,547	5,272	4,706
Share-based payment	2,032	1,913	1,864	8,770	6,359	5,303	14,906	13,912	11,123
Pensions (defined contribution plans)	—	—	—	23	—	—	120	89	54
Social security costs	—	—	—	49	100	94	60	122	84

Total compensation	2,328	2,163	2,129	11,541	8,831	7,212	20,633	19,395	15,967

(1)	The Board of Directors comprised six to seven persons in 2021. At December 31, 2021, the Board of Directors comprised six persons. For 2020 and 2019, the Board of Directors comprised seven persons.
(2)	The Executive Board comprised two to four persons in 2021. At December 31, 2021, the Executive Board comprised four persons. For 2020 and 2019, the Executive Board comprised two persons.